Property, plant and equipment - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning balance		€ 4,272
Cost, Ending balance		7,149		€ 4,272
Impairment expense		(115)		(290)		€ (56)
Impairment reversal		42		74		30
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value		434		95		72
Space segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value		4,159		2,534		2,705
Ground segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value		751		246		203
Other fixtures & fittings, tools and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value		55		49		62
Total [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value		5,399		2,924		3,042
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning balance		301		281		300
Additions		6		2
Business combinations (Note 4)	[1]	370
Disposals		(1)				(8)
Retirements		(48)	[2]	(26)	[3]	(9)	[4]
Transfer from assets under construction		9	[5]	17		2
Other movements		(2)	[6]	20	[7]
Impact of currency translation		(14)		7		(4)
Cost, Ending balance		621		301		281
Cost [member] | Space segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning balance		10,830		10,241		11,368
Additions		15		23		13
Business combinations (Note 4)	[1]	2,009
Disposals						(151)
Retirements		(191)	[2]	(707)	[3]	(805)	[4]
Transfer from assets under construction		494	[5]	950		8
Other movements		(1)	[6]	2	[7]
Impact of currency translation		(688)		321		(192)
Cost, Ending balance		12,468		10,830		10,241
Cost [member] | Ground segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning balance		743		767		902
Additions		52		22		9
Business combinations (Note 4)	[1]	498
Disposals		(1)				(3)
Retirements		(14)	[2]	(128)	[3]	(154)	[4]
Transfer from assets under construction		87	[5]	82		30
Other movements		5	[6]	(21)	[7]
Impact of currency translation		(67)		21		(17)
Cost, Ending balance		1,303		743		767
Cost [member] | Other fixtures & fittings, tools and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning balance		266		300		312
Additions		13		8		5
Business combinations (Note 4)	[1]	3
Disposals		(8)		(3)		(6)
Retirements		(10)	[2]	(68)	[3]	(25)	[4]
Transfer from assets under construction		23	[5]	14		14
Other movements		(2)	[6]	7	[7]
Impact of currency translation		(20)		8
Cost, Ending balance		265		266		300
Cost [member] | Total [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning balance		12,140		11,589		12,882
Additions		86		55		27
Business combinations (Note 4)	[1]	2,880
Disposals		(10)		(3)		(168)
Retirements		(263)	[2]	(929)	[3]	(993)	[4]
Transfer from assets under construction		613	[5]	1,063		54
Other movements		0	[6]	8	[7]
Impact of currency translation		(789)		357		(213)
Cost, Ending balance		14,657		12,140		11,589
Depreciation [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, Beginning balance		(206)		(209)		(215)
Depreciation		(32)		(10)		(13)
Disposals						8
Retirements		44	[2]	25	[3]	9	[4]
Other movements	[7]			(7)
Impact of currency translation		7		(5)		2
Depreciation, End balance		(187)		(206)		(209)
Depreciation [member] | Space segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, Beginning balance		(8,296)		(7,536)		(8,118)
Depreciation		(667)		(557)		(503)
Impairment expense		(115)		(290)		(56)
Impairment reversal		42		74		30
Disposals						151
Retirements		186	[2]	707	[3]	805	[4]
Transfer of impairment from assets in course of construction (Note 14)				(434)
Other movements	[7]			(2)
Impact of currency translation		541		(258)		155
Depreciation, End balance		(8,309)		(8,296)		(7,536)
Depreciation [member] | Ground segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, Beginning balance		(497)		(564)		(675)
Depreciation		(112)		(57)		(57)
Disposals						3
Retirements		14	[2]	126	[3]	154	[4]
Other movements	[7]			15
Impact of currency translation		43		(17)		11
Depreciation, End balance		(552)		(497)		(564)
Depreciation [member] | Other fixtures & fittings, tools and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, Beginning balance		(217)		(238)		(244)
Depreciation		(25)		(26)		(30)
Disposals		8		2		6
Retirements		10	[2]	68	[3]	25	[4]
Other movements	[7]			(15)
Impact of currency translation		14		(8)		5
Depreciation, End balance		(210)		(217)		(238)
Depreciation [member] | Total [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, Beginning balance		(9,216)		(8,547)		(9,252)
Depreciation		(836)		(650)		(603)
Impairment expense		(115)		(290)		(56)
Impairment reversal		42		74		30
Disposals		8		2		168
Retirements		254	[2]	926	[3]	993	[4]
Transfer of impairment from assets in course of construction (Note 14)				(434)
Other movements	[7]			(9)
Impact of currency translation		605		(288)		173
Depreciation, End balance		€ (9,258)		€ (9,216)		€ (8,547)

[1]	Space segment amount comprises satellites of EUR 1,571 million and right-of-use assets of EUR 438 million
[2]	Satellites retired from service ASTRA 2A and Galaxy-23.
[3]	Satellites ASTRA 2C, Ciel-2, and NSS-7 were de-orbited in 2024
[4]	Sale of AMC-11
[5]	Transfers from assets in the course of construction primarily related to the satellites mPOWER 7 and 8.
[6]	Other movements include transfers between categories
[7]	Other movements include presentational adjustments and transfers between categories